As filed with the Securities and Exchange            Registration No. 333-01107*
Commission on February 16, 2000                      Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       Post-Effective Amendment No. 19 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                   60 days after filing pursuant to paragraph (a)(1) of Rule 485
      --------
         X         on May 1, 2000 pursuant to paragraph (a)(1) of Rule 485
      --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET



FORM N-4                                                                      LOCATION - PROSPECTUS DATED
ITEM NO.                          PART A (PROSPECTUS)                                   MAY 1, 2000

        1          Cover Page........................................  Cover Page

        2          Definitions.......................................  Not Applicable

        3          Synopsis..........................................  Contract Overview; Fee Tables

        4          Condensed Financial Information...................  Condensed Financial Information; Appendix VI -
                                                                       Condensed Financial Information

        5          General Description of Registrant, Depositor, and
                   Portfolio Companies...............................  Other Topics - The Company, Variable Annuity Account
                                                                       C; Appendix V - Fund Descriptions

        6          Deductions and Expenses...........................  Fees

        7          General Description of Variable
                   Annuity Contracts.................................  Contract Overview; Other Topics

        8          Annuity Period....................................  The Income Phase

        9          Death Benefit.....................................  Death Benefit

       10          Purchases and Contract Value......................  Contract Purchase and Participation; Your Account
                                                                       Value

       11          Redemptions.......................................  Right to Cancel; Withdrawals; Systematic Distribution
                                                                       Options

       12          Taxes.............................................  Taxation

       13          Legal Proceedings.................................  Other Topics - Legal Matters and Proceedings

       14          Table of Contents of the Statement of Additional
                   Information.......................................  Statement of Additional Information - Table of
                                                                       Contents

    FORM N-4                        PART B (STATEMENT OF                    LOCATION - STATEMENT OF ADDITIONAL INFORMATION
    ITEM NO.                       ADDITIONAL INFORMATION)                                   DATED MAY 1, 2000

       15          Cover Page...........................................    Cover page

       16          Table of Contents....................................    Table of Contents

       17          General Information and History......................    General Information and History

       18          Services.............................................    General Information and History; Independent
                                                                            Auditors

       19          Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

       20          Underwriters.........................................    Offering and Purchase of Contracts

       21          Calculation of Performance Data......................    Performance Data; Average Annual Total Return
                                                                            Quotations

       22          Annuity Payments.....................................    Income Phase Payments

       23          Financial Statements.................................    Financial Statements

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                           VARIABLE ANNUITY ACCOUNT C



May 1, 2000 Supplement to May 1, 2000 Prospectus or Contract Prospectus Summary



Minnesota State Colleges and Universities Voluntary 403(b) Tax-Deferred Annuity



Your plan is administered in part by a third party. Such arrangements are mentioned under the heading "Third Party Compensation Arrangements" in the "Other Topics" section in the prospectus and the Contract Prospectus Summary.

In your case, Norwest Bank Minnesota is responsible for handling a portion of administration and service for the contract in which you participate. In exchange for the services provided, we compensate Norwest Bank Minnesota an amount equal to 0.25% of the assets related to the plan on an annual basis (0.0625% is paid quarterly). This is not an additional charge to you, but is part of the charges for the contract.



























Form No. XCS.01107-00MN                                          May 2000

                           VARIABLE ANNUITY ACCOUNT C



May 1, 2000 Supplement to May 1, 2000 Prospectus or Contract Prospectus Summary


                        St. John's Regional Health Center


The following is a negotiated provision concerning the early withdrawal charge applicable to the Suburban Hospital tax-deferred annuity plan. (See "Fees--Early Withdrawal Charge" in the prospectus or the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70-1/2 (instead of between the ages of 59-1/2 and 70-1/2). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan default.

























Form No. XCS.01107-00SJ                                          May 2000

                           VARIABLE ANNUITY ACCOUNT C



May 1, 2000 Supplement to May 1, 2000 Prospectus or Contract Prospectus Summary


        Pennsylvania State Association of Boroughs (the "Association")



Under a signed agreement, the Association endorses our variable annuity for sale to its employees under the group's Deferred Compensation Plan. We have agreed to compensate the Association $3.50 per year for each participant for which contributions are made under the contract. (See "Other Topics--Third Party Compensation Arrangements" in the prospectus or the Contract Prospectus Summary).































Form No. XCS.01107-PA00                                          May 2000

                           Prospectus - May 1, 2000
--------------------------------------------------------------------------------


The Funds
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna High Yield VP(1)
Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP(1)
Aetna Small Company VP
Aetna Technology VP
Aetna Value Opportunity VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Calvert Social Balanced Portfolio
DEM Equity Fund (Institutional Shares)(2)
Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio
Fidelity Variable Insurance Products Fund II (VIP II) Contrafund Portfolio Janus Twenty Fund(2)
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
Lexington Natural Resources Trust(3)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (formerly known as PPI MFS Value Equity Portfolio)
Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio


The Contracts. The contracts described in this prospectus are group or individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

--------------------------------------------------------------------------------

Why reading this Prospectus is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.


Table of Contents . . . .  page 4


--------------------------------------------------------------------------------

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.


Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Option" section of this prospectus at page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectus, and retain the prospectus for future reference.

Getting Additional Information. You may obtain the May 1, 2000, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) web site, www.sec.gov and may also be obtained, free of charge, by contacting the SEC Public Reference Room at 202-942-8090. The SAI table of contents is listed on page 47 of this prospectus. The SAI is incorporated into this prospectus by reference.

-------------------------

(1) Effective July 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund except from customers with outstanding instructions (e.g., payroll deduction allocations, dollar cost averaging) in effect prior to this date. See "Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts".

(2) This fund is available to the general public. See "Additional Risks of Investing in the Funds."

(3) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

--------------------------------------------------------------------------------


Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.


Fixed Interest Options.

>   Guaranteed Accumulation Account

>   Fixed Plus Account

>   Fixed Account


Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts

Subaccounts to be Closed to New Investments

Effective July 15, 2000, the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will no longer be available for new investment. After that date, the Company will only accept deposits into those subaccounts that are made pursuant to standing customer instructions (e.g. payroll deduction allocations, dollar cost averaging, etc.) in effect before the close of business on July 14, 2000.

Fund Shares to be Substituted with Shares of Aetna Money Market VP.

Plan of Substitution. On or about October 1, 2000, subject to applicable regulatory approvals and the requisite vote of shareholders of the applicable fund, all existing balances in Aetna High Yield VP and Aetna Real Estate Securities VP will be invested in (substituted with) shares of Aetna Money Market VP. Contract owners or participants will not incur any fees or charges as a result of the substitution. In addition, on and after October 1, 2000, all investment allocations then being directed to the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will be redirected to the Aetna Money Market VP subaccount. The Company believes that the substitution will not create any tax liability for contract owners or participants.


Transfer Rights. At any time prior to the date of substitution, contract owners or participants may transfer their accumulation values from the subaccounts investing in substituted funds into any other investment options available under the contract, and no transfer fees or other charges will be imposed. From and after the

--------------------------------------------------------------------------------


date of substitution, contract owners or participants who had values transferred from a subaccount as a result of a substitution may transfer among any of the remaining investment options in accordance with the terms of the contract, also free of any transfer fees and charges.

Surrender Rights. If a contract owner or participant whose shares are substituted elects to make a surrender under the contract (if permitted by the plan and applicable tax law) within 30 days after the date of the substitution, the Company will waive any early withdrawal charge on amounts transferred as a result of the substitution. This offer to waive the early withdrawal charge will not apply to amounts transferred after February 16, 2000 from the other investment options to the Aetna High Yield VP or Aetna Real Estate Securities VP subaccounts. A contract owner or participant who exercises this surrender right may incur income tax liability and a tax penalty. See the "Taxation" section of this prospectus for a discussion of tax consequences resulting from surrender. Contract owners or participants should seek qualified tax advice before exercising their surrender rights.

                          TABLE OF CONTENTS




--------------------------------------------------------------------------------
 Contract Overview ............................................  5
 The Contract and Your Retirement Plan (sidebar)
 Retirement Plan (sidebar)
 Plan Type (sidebar)
 Contract Rights (sidebar)
 Who's Who
 Contract Facts
 Contract Phases: Accumulation Phase, The Income Phase ........  6
 Questions: Contacting the Company (sidebar)
 Sending forms and written requests in good order (sidebar)
--------------------------------------------------------------------------------




Fee Table .....................................................  7
Condensed Financial Information ............................... 11
Investment Options ............................................ 11
Transfers ..................................................... 13
Contract Purchase and Participation ........................... 14
Contract Ownership and Rights ................................. 15
Right to Cancel ............................................... 16
Fees .......................................................... 17
Your Account Value ............................................ 23
Withdrawals ................................................... 25
Loans ......................................................... 27
Systematic Distribution Options ............................... 27
Death Benefit ................................................. 28
The Income Phase .............................................. 30
Taxation ...................................................... 34
Other Topics .................................................. 41



The Company - Variable Annuity Account C - Performance Reporting - Voting Rights - Contract Distribution - Contract Modification - Legal Matters and Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Account Termination



Contents of the Statement of Additional Information ........... 47
Appendix I - Guaranteed Accumulation Account .................. 48
Appendix II - Fixed Account ................................... 50
Appendix III - Fixed Plus Account ............................. 52
Appendix IV - Employee Appointment of Employer as
Agent Under an Annuity Contract ....... ....................... 56
Appendix V - Fund Descriptions ................................ 57
Appendix VI - Condensed Financial Information ................. 60

--------------------------------------------------------------------------------

The Contract and Your Retirement Plan

Retirement Plan (plan): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under code section 457. To learn which code section applies to your plan, contact your plan sponsor, your Aetna representative or the Company.


Contract Rights: Rights under the contract and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.
--------------------------------------------------------------------------------


Contract Overview
--------------------------------------------------------------------------------

The following is a summary. Please read each section of this prospectus for additional information.

--------------------------------------------------------------------------------
                                   Who's Who
--------------------------------------------------------------------------------
You (the participant)*: The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder*: The person to whom we issue the contract. Generally, the plan sponsor.

We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.


For greater detail please review "Contract Ownership and Rights" and "Contract Purchase and Participation."

-------------------------
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words "you" and "participant" apply to these individuals, except that these individuals have all rights under the contract. The word "contract holder" also applies to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

--------------------------------------------------------------------------------
Contract Facts
--------------------------------------------------------------------------------

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract. Participants in 403(b) plans or in some plans under 401(a)/401(k) or 403(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See "Right to Cancel."

Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."


Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See "Withdrawals" and "Taxation."

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees: Certain fees are deducted from your account value. See "Fee Table" and "Fees."


Taxation: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 401(a), 401(k) 403(a), 403(b) or 457 plans) also defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."

--------------------------------------------------------------------------------
Questions: Contacting the Company. Contact your local representative or write or call the Home Office:

Aetna Financial Services

Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277


1-800-262-3862


Sending forms and written requests in good order

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                Contract Phases
--------------------------------------------------------------------------------

I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide Aetna Life Insurance and Annuity Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.


STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the:
(a) Fixed Interest Options: and/or
(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 2(b), continued: The subaccount(s) selected purchases shares of its corresponding fund.





                                -----------------
                                   Payments to
                                  Your Account
                                -----------------

                               Step 1 [arrow down]

                 ---------------------------------------------

                    Aetna Life Insurance and Annuity Company

                 ---------------------------------------------
                    (a)            Step 2     (b) [arrow down]
                 -----------    ------------------------------
                                        Variable Annuity
                   Fixed                   Account C
                  Interest
                  Options
                                  Variable Investment Options






                                ------------------------------
                                       The Subaccounts
                                ------------------------------

                                   A         B         Etc.

                                ------------------------------
                                [arrow    Step 2(b)  [arrow
                                 down]                down]
                                ------------------------------
                                 Mutual    Mutual      Etc.
                                 Fund A    Fund B
                                ------------------------------


II. The Income Phase


The contract offers several payment options. See "The Income Phase." In general, you may:

>  Receive income phase payments over a lifetime or a specified period;

>  Receive income phase payments monthly, quarterly, semi-annually or annually;

>  Select an option that provides a death benefit to beneficiaries; or

> Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

--------------------------------------------------------------------------------
In This Section:

> Maximum Transaction Fees

> Maximum Fees deducted from investments in the Subaccounts

> Fund Fees

> Examples of Fee Deductions

Also, see the "Fees" section for:

> Early Withdrawal Charge Schedules;
> How, When and Why Fees are Deducted;
> Reduction, Waiver and/or Elimination of Certain Fees; and
> Premium and
  Other Taxes.

See "The Income Phase" for:


> Fees during the income phase.
--------------------------------------------------------------------------------


Fee Table
--------------------------------------------------------------------------------

The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.


Transaction Fees

Maximum Early Withdrawal Charge1.......................5% of amount withdrawn

This is a deferred sales charge. It is a percentage of the amount withdrawn. The percentage will be determined by the applicable early withdrawal charge schedule in the "Fees" section. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time.

Maximum Annual Maintenance Fee1........................................$30.00

Fees Deducted From the Subaccounts

Maximum Amounts(1)

(Daily deductions equal to the given percentage on an annual basis)


Mortality and Expense Risk Charge.......................................1.50%

Administrative Expense
 Charge(2)............................................................. 0.25%
                                                                        -----
Total Separate
Account Expenses....................................................... 1.75%
                                                                        =====

-------------------------


(1) These fees may be waived, reduced or eliminated in certain circumstances. See "Fees."

(2) We only impose this charge under some contracts. See "Fees."

Fees Deducted by the Funds [To be updated by amendment]

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.


How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1999.




                                                                                Total Fund                  Net Fund
                                                                                  Annual                     Annual
                                                 Fund Expense Table              Expenses                   Expenses
                                                     Investment                   Without       Total        After
                                                      Advisory         Other    Waivers or   Waivers and   Waivers or
                                                      Fees(1)        Expenses   Reductions    Reductions   Reductions
                                                ------------------- ---------- ------------ ------------- -----------
Aetna Ascent VP(2)(3)                                    %              %           %              %           %
Aetna Balanced VP, Inc.(3)                               %              %           %             --           %
Aetna Bond VP(3)                                         %              %           %             --           %
Aetna Crossroads VP(2)(3)                                %              %           %              %           %
Aetna Growth VP(2)(3)                                    %              %           %              %           %
Aetna Growth and Income VP(3)                            %              %           %             --           %
Aetna High Yield VP(2)(3)                                %              %           %              %           %
Aetna Index Plus Large Cap VP(2)(3)                      %              %           %              %           %
Aetna Index Plus Mid Cap VP(2)(3)                        %              %           %              %           %
Aetna Index Plus Small Cap VP(2)(3)                      %              %           %              %           %
Aetna International VP(2)(3)                             %              %           %              %           %
Aetna Legacy VP(2)(3)                                    %              %           %              %           %
Aetna Money Market VP(3)                                 %              %           %             --           %
Aetna Real Estate Securities VP(2)(3)                    %              %           %              %           %
Aetna Small Company VP(2)(3)                             %              %           %              %           %
Aetna Technology VP
Aetna Value Opportunity VP(2)(3)                         %              %           %              %           %
AIM V.I. Capital Appreciation Fund(4)                    %              %           %             --           %
AIM V.I. Growth Fund(4)                                  %              %           %             --           %
AIM V.I. Growth and Income Fund(4)                       %              %           %             --           %
AIM V.I. Value Fund(4)                                   %              %           %             --           %
Calvert Social Balanced Portfolio(5)                     %              %           %              %           %
DEM Equity Fund (Institutional Shares)                   %              %           %              %           %
Fidelity VIP Equity-Income Portfolio(6)                  %              %           %              %           %
Fidelity VIP Growth Portfolio(6)                         %              %           %              %           %
Fidelity VIP Overseas Portfolio(6)                       %              %           %              %           %
Fidelity VIP II Contrafund Portfolio(6)                  %              %           %              %           %
Janus Twenty Fund                                        %              %           %              %           %
Janus Aspen Aggressive Growth Portfolio(7)               %              %           %              %           %
Janus Aspen Balanced Portfolio(7)                        %              %           %              %           %
Janus Aspen Flexible Income Portfolio(7)                 %              %           %              %           %
Janus Aspen Growth Portfolio(7)                          %              %           %              %           %
Janus Aspen Worldwide Growth Portfolio(7)                %              %           %              %           %
Lexington Natural Resources Trust(8)                     %              %           %              %           %
Oppenheimer Global Securities Fund/VA(4)                 %              %           %                          %
Oppenheimer Strategic Bond Fund/VA(4)                    %              %           %                          %
PPI MFS Capital Opportunities Portfolio(9)               %              %           %             --           %
PPI MFS Emerging Equities Portfolio (9)                  %              %           %              %           %
PPI MFS Research Growth Portfolio (9)                    %              %           %             --           %
PPI Scudder International Growth Portfolio(9)            %              %           %             --           %
PPI T. Rowe Price Growth Equity Portfolio(9)             %              %           %             --           %

Footnotes to the "Fund Expense Table" [Updated footnotes will be filed by amendment]


(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(2) The investment adviser is contractually obligated through December 31, 1999 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the portfolio's Total Fund Annual Expenses do not exceed the percentage reflected under Net fund Annual Expenses After Waivers or Reductions.

(3) The portfolio's investment adviser provides administrative services but does not assume all of the portfolio's ordinary recurring direct costs under an administrative services agreement. The administrative fee is
         % on the first $5 billion in assets and      % on all assets over $5
    billion.

(4) Fee waiver/expense reimbursement obligations do not apply to these portfolios.

(5) The figures above are based on expenses for fiscal year 1999, and have been restated to reflect the elimination of a performance adjustment. The
    restatement includes an addition of     % to the portfolio management fee.
    Other Expenses reflect an indirect fee of     % relating to an expense
    offset arrangement with the portfolio's custodian. Amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waivers and Reductions would be 0.86%.

(6) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or the investment adviser on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers and Reductions would be as follows: Fidelity VIP Equity-Income Portfolio
    --   %; Fidelity VIP Growth Portfolio --    %; Fidelity VIP Overseas
    Portfolio --    % Fidelity VIP II Contrafund Portfolio --    %.


(7) All expenses are stated both with and without contractual waivers and fee reductions by Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the Management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the Management Fee and then against Other Expenses. Janus Capital has agreed to continue other waivers and fee reduction until at least the next annual renewal of the advisory agreement.

(8) For 2000, the fund's investment adviser voluntarily agreed to limit the total expenses of the fund (excluding interest, taxes, brokerage commissions, and extraordinary expense, but including management fees and
    operating expenses) to an annual rate of     % of the fund's average daily
    net assets. This voluntary agreement will remain in effect through December 31, 2000.

(9) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2000, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above. For the Portfolio Partners MFS Emerging Equities Portfolio, the Total Fund Annual Expenses Without Waivers or Reductions for 1998 were less than the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column. Nevertheless, the investment adviser will waive fees and/or reimburse expenses if that portfolio's Total Fund Annual Expenses Without Waivers or Reductions for 2000 exceed the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column.

Hypothetical Examples [Will be updated by amendment]

Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.50% annually, an administrative expense charge of 0.25% annually, and a maintenance fee of $30.00 (converted to a percentage of
assets equal to      %). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.



                                                              EXAMPLE A                              EXAMPLE B
-------------------------------------------    ---------------------------------------  -----------------------------------------
> These examples are purely hypothetical.      If you withdraw your entire account      If you leave your entire account
> They should not be considered a              value at the end of the periods shown,   value invested or if you select an income
  representation of past or future fees or     you would pay the following fees,        phase payment option at the end of the
  expected returns.                            including any applicable early           periods shown, you would pay the
> Actual fees and/or returns may be more or    withdrawal charge assessed:*             following fees (no early withdrawal
  less than those shown in these examples.                                              charge is reflected):**
-------------------------------------------     1 year   3 years   5 years   10 years     1 year   3 years   5 years   10 years
                                               -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Ascent VP                                 $        $         $         $            $        $         $         $
Aetna Balanced VP, Inc.                         $        $         $         $            $        $         $         $
Aetna Bond VP                                   $        $         $         $            $        $         $         $
Aetna Crossroads VP                             $        $         $         $            $        $         $         $
Aetna Growth VP                                 $        $         $         $            $        $         $         $
Aetna Growth and Income VP                      $        $         $         $            $        $         $         $
Aetna High Yield VP                             $        $         $         $            $        $         $         $
Aetna Index Plus Large Cap VP                   $        $         $         $            $        $         $         $
Aetna Index Plus Mid Cap VP                     $        $         $         $            $        $         $         $
Aetna Index Plus Small Cap VP                   $        $         $         $            $        $         $         $
Aetna International VP                          $        $         $         $            $        $         $         $
Aetna Legacy VP                                 $        $         $         $            $        $         $         $
Aetna Money Market VP                           $        $         $         $            $        $         $         $
Aetna Real Estate Securities VP                 $        $         $         $            $        $         $         $
Aetna Small Company VP                          $        $         $         $            $        $         $         $
Aetna Technology VP
Aetna Value Opportunity VP                      $        $         $         $            $        $         $         $
AIM V.I. Capital Appreciation Fund              $        $         $         $            $        $         $         $
AIM V.I. Growth Fund                            $        $         $         $            $        $         $         $
AIM V.I. Growth and Income Fund                 $        $         $         $            $        $         $         $
AIM V.I. Value Fund                             $        $         $         $            $        $         $         $
DEM Equity Fund (Institutional Shares)          $        $         $         $            $        $         $         $
Calvert Social Balanced Portfolio               $        $         $         $            $        $         $         $
Fidelity VIP Equity-Income Portfolio            $        $         $         $            $        $         $         $
Fidelity VIP Growth Portfolio                   $        $         $         $            $        $         $         $
Fidelity VIP II Contrafund Portfolio            $        $         $         $            $        $         $         $
Fidelity VIP Overseas Portfolio                 $        $         $         $            $        $         $         $
Janus Twenty Fund                               $        $         $         $            $        $         $         $
Janus Aspen Aggressive Growth Portfolio         $        $         $         $            $        $         $         $
Janus Aspen Balanced Portfolio                  $        $         $         $            $        $         $         $
Janus Aspen Flexible Income Portfolio           $        $         $         $            $        $         $         $
Janus Aspen Growth Portfolio                    $        $         $         $            $        $         $         $
Janus Aspen Worldwide Growth Portfolio          $        $         $         $            $        $         $         $
Lexington Natural Resources Trust               $        $         $         $            $        $         $         $
Oppenheimer Global Securities Fund/VA           $        $         $         $            $        $         $         $
Oppenheimer Strategic Bond Fund/VA              $        $         $         $            $        $         $         $
PPI MFS Capital Opportunities Portfolio         $        $         $         $            $        $         $         $
PPI Scudder International Growth Portfolio      $        $         $         $            $        $         $         $
PPI MFS Emerging Equities Portfolio             $        $         $         $            $        $         $         $
PPI MFS Research Growth Portfolio               $        $         $         $            $        $         $         $
PPI T. Rowe Price Growth Equity Portfolio       $        $         $         $            $        $         $         $

-----------------
* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

** Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

Condensed Financial Information
--------------------------------------------------------------------------------

Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.




Investment Options
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.


Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

> Fund Descriptions. We provide brief descriptions of the funds in Appendix V.
  Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview", by accessing the SEC's web site or by contacting the SEC's Public Reference Room.


Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus.

--------------------------------------------------------------------------------

Selecting Investment Options

 o Choose options appropriate for you. Your Aetna representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
 o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 o Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.
--------------------------------------------------------------------------------

Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401 or 403(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.


Additional Risks of Investing in the Funds.

Variable Funds. (Mixed and Shared Funding) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

> Mixed--bought for annuities and life insurance

> Shared--bought by more than one company

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

> DEM Equity Fund (Institutional Shares)

> Janus Twenty Fund

See "Taxation--403(b) Plans" for a discussion of investing in one of the public funds under a 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the variable funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the variable funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

Transfers
--------------------------------------------------------------------------------

Transfers Among Investment Options. During the accumulation phase and under some contracts, the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.


Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.


Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

(1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and

(2) Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

The Dollar Cost Averaging Program. Certain contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Lexington Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

Contract Purchase and Participation
--------------------------------------------------------------------------------

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457.

ERISA Notification. Some plans under Sections 401, 403(a) and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.


Purchasing the Contract.


1. The contract holder submits the required forms and application to the Company.

2. We approve the forms and issue a contract to the contract holder.


Participating in the Contract.


1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).

2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.


Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

> Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan


> Installment payments--More than one payment made over time to your account


The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, where each account will have its own early withdrawal charge schedule. See "Fees--Early Withdrawal Charge Schedules."

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See "Taxation."




Contract Ownership and Rights
--------------------------------------------------------------------------------

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract?

> Under 457 Plans. The Tax Code requires that 457 plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.

> Under 403(b) Plans. Under the contract we may establish one or more accounts for you. Generally we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

> Under 401(a)/401(k) or 403(a) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.


Who Holds Rights under the Contract?


> Under all contracts, except group contracts issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

> If you participate in a group or individual contract through a voluntary
  403(b) plan, you hold all rights under the contract.



Right to Cancel
--------------------------------------------------------------------------------

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

--------------------------------------------------------------------------------

Types of Fees

There are three types of fees which you may incur under the contract:

> Transaction Fees
  o Early Withdrawal Charge
  o Annual Maintenance Fee

> Fees Deducted from the Subaccounts
  o Mortality and Expense Risk Charge
  o Administrative Expense Charge

> Fees Deducted by the Funds
  o Investment Advisory Fees
  o Other Expenses

Terms to Understand in
Schedules I and II

> Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

> Contract Year--a 12-month period measured from the date we establish the contract, or measured from any anniversary of that date.


> Purchase Payment Period (also called Contribution Period under some contracts)
  (for installment payments under some contracts)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.


Fees
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

I. Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge.


Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. Our remaining sales and administrative expenses will be covered by our general assets which are attributable in part to the mortality and expense risk charge described in this section.

Amount: This charge is a percentage of the amount that you withdraw from the subaccounts, the Fixed Account and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your account. Some of these schedules are listed below. The charge will never be more than 8.5% of your total purchase payments to the account, or under some contracts, the maximum permitted by the rules of the National Association of Securities Dealers.


Early Withdrawal Charge Schedules. You may determine which schedule applies to you by consulting your certificate, or the contract (held by the contract holder).

Schedule I. This is the maximum early withdrawal charge schedule under the contracts. It grades down to zero over a 10-year period, as shown below. Some contracts have schedules that grade down to zero over fewer than 10 years.


Each contract will specify whether a schedule is based on one of the following:
(1) The number of years since the account was established; (2) the number of years since the contract was established; or (3) the number of completed purchase payment periods.

Unless the contract provides otherwise, the same schedule applies to installment purchase payments (ongoing contributions) and to single purchase payments (rollovers, exchanges or other one-time contributions).


                                   Schedule I

--------------------------------------------------------------------------------
       Purchase Payment or Contribution
       Periods or, Contract Years or Account
       Years Completed (depending upon
       the contract)                            Early Withdrawal Charge
---------------------------------------------   ------------------------
       Fewer than 5                                        5%
       5 or more but fewer than 7                          4%
       7 or more but fewer than 9                          3%
       9 or more but fewer than 10                         2%
       more than 10                                        0%

--------------------------------------------------------------------------------

Schedule II. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.



                                  Schedule II

   ------------------------------------------------------------------
     Account Years Completed                 Early Withdrawal Charge
   ------------------------------------------------------------------
     Fewer than 5                                       5%
     5 or more but fewer than 6                         4%
     6 or more but fewer than 7                         3%
     7 or more but fewer than 8                         2%
     8 or more but fewer than 9                         1%
     9 or more                                          0%
   ------------------------------------------------------------------

Early Withdrawal Charge Waivers under all Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reduction or elimination of the charge.

This charge is waived for portions of a withdrawal that are:

> Used to provide income payments during the income phase;

> Paid because of your death before income payments begin;


> Paid where your account value is $5,000 or less ($3,500 under some contracts and $1,999 for some contracts issued in New York), (or, if applicable, as otherwise allowed by the plan for lump-sum cashout without participant's consent) and no part of the account has been taken as a withdrawal, used to provide income payments or taken as a loan within the prior 12 months;

> Taken because of the election of a systematic distribution option. See
 "Systematic Distribution Options"; or

> Taken on or after the tenth anniversary of the effective date of the account.


Early Withdrawal Charge Waivers under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:


> Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59-1/2 and have completed at least nine purchase payment periods; or

> Taken after you have separated from service with your employer. (Under certain contracts, the employer must provide documentation of separation to the Company);

> Used to purchase an Aetna single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period. (If you cancel the new contract, we will reinstate the account under the old contract. The amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);

> Depending upon the plan, due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder or an in-service distribution permitted by the plan when certified by the employer;

> From contracts used with plans under section 401(a)/401(k), section 403(a) or section 403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year. To qualify for this waiver you must be between the ages of 59-1/2 and 70-1/2 and cannot have elected the systematic withdrawal option. Any outstanding loans are not included in the account value when calculating the 10% amount. This waiver does not apply to full withdrawals or to a withdrawal due to a loan default;

> Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder's plan, subject to various conditions agreed to by the contract holder and the Company in writing;

> Made because the Company terminated the account under the circumstances described in "Other Topics--Account Termination"; or

> Withdrawn for a transfer as provided under Internal Revenue Service Ruling
  90-24 to a Code section 403(b)(7) custodial account sponsored by the Company.


Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:


> The number of participants under the plan;

> The expected level of assets or cash flow under the plan;

> Our agent's involvement in sales activities;

> Our sales-related expenses;

> Distribution provisions under the plan;

> The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

> The level of employer involvement in determining eligibility for distributions under the contract;

> Our assessment of financial risk to the Company relating to withdrawals; and

> Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.


We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New York, in addition to waivers or reductions that we grant, the state of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, Fixed Account or the Guaranteed Accumulation Account for contracts
issued in New York on or after        2000 under contract form G-CDA-99(NY).



      ----------------------------------------------------------------
      Completed Account Years                  Early Withdrawal Charge
      ----------------------------------------------------------------
      Fewer than 3                                       5%
      3 or more but fewer than 4                         4%
      4 or more but fewer than 5                         3%
      5 or more but fewer than 6                         2%
      6 or more but fewer than 7                         1%
      7 or more                                          0%
      ----------------------------------------------------------------

Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts. Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction or elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:


> The size, type and nature of the group to which a contract is issued;


> The expected level of assets under the plan. (Under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

> The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and


> The number of eligible participants and the program's participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group changes.

We will not unfairly discriminate against any group if we reduce or eliminate the maintenance fee. We will make any reduction according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time.

II. Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge

Maximum Amount. 1.50% annually of your account value invested in the subaccounts during the accumulation phase; 1.25% annually during the income phase. We may charge a different fee for different funds (but not beyond the maximum amount).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.


> The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.


If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

> The expected level of assets under the plan. (Under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

> The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

> The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

> The frequency, consistency and method of submitting payments and loan repayments;

> The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

> The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

> The projected frequency of distributions; and


> The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee each year on the anniversary of the date the contract was established. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.


Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option. This fee may be assessed during the accumulation phase and/

or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.


Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.


III. Fund Expenses

Maximum Amount. Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.

When/How. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

Purpose. These amounts help to pay the fund's investment advisor and operating expenses.


IV. Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a full withdrawal or the commencement of income phase payments.

We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.


In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."



Your Account Value
--------------------------------------------------------------------------------

During the accumulation phase, your account value at any given time equals:

> Account dollars directed to the fixed interest options, including interest earnings to date

> Less any deductions from the fixed interest options (e.g. withdrawals, fees)

> Plus the current dollar value of amounts invested in the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation, minus;

> The net assets of the fund held by the subaccount at the preceding valuation, plus or minus;

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

> Divided by the total value of the subaccount's units at the preceding valuation;


> Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account. See "Fees".

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.


     Step 1: An Investor contributes $5000

           ------------------------
              $5,000 contribution
           ------------------------

              Step 1 [arrow down]             Step 2:

--------------------------------------------  A. He directs us to invest $3,000 in Fund A. His dollars purchase
   Aetna Life Insurance and Annuity Company      300 accumulation units of
                                                 Subaccount A ($3,000 divided by
--------------------------------------------     the current
                                                 $10 AUV).
             Step 2 [arrow down]              B. He directs us to invest $2,000
 -------------------------------------------     in Fund B. His dollars purchase
                                                 80 accumulation units of
          Variable Annuity Account C             Subaccount B ($2,000 divided by
                                                 the current
--------------------------------------------     $25 AUV).

   Subaccount A     Subaccount B     Etc.     Step 3: The separate account then
   300              80                        purchases shares of the applicable
   accumulation     accumulation              funds at the current market value
   units            units                     (net asset value or NAV).



             Step 3 [arrow down]              The fund's subsequent investment
                                              performance, expenses and charges,
                                              and the daily charges deducted
   ----------------      ----------------     from the subaccount, will cause
                                              the AUV to move up or down on a
        Fund A                Fund B          daily basis.

   ----------------      ----------------

--------------------------------------------------------------------------------
Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:


> Early Withdrawal Charge. See "Fees--Early Withdrawal Charge";

> Maintenance Fee. See "Fees--Maintenance Fee";

> Market Value Adjustment. See Appendix I;

> Tax Penalty. See "Taxation"; and/or

> Tax Withholding. See "Taxation".


To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Company at the number listed in "Contract Overview--
Questions."
--------------------------------------------------------------------------------



Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.




Withdrawals
--------------------------------------------------------------------------------

Making a Withdrawal. Subject to limitations on withdrawals from the fixed interest options and other restrictions. See "Withdrawal Restrictions" below. The contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.



Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

> Select the withdrawal amount
  o Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.
  o Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.
    For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.

> Select investment options. If this is not specified, we will withdraw dollars proportionally from each investment option in which you have an account value.


> Properly complete a disbursement form and submit it to the Home Office.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at our Home Office, or

(2) On such later date as specified on the disbursement form.


Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

Reinvestment Privilege, (not applicable to contracts under 457 plans). Some contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the Aetna GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account. See Appendix I. Seek competent advice regarding the tax consequences associated with reinvestment.


Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.


> Section 403(b)(11) of the Tax Code generally prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 59-1/2, separation from service, or financial hardship of the following:
   (1) Salary reduction contributions made after December 31, 1988; and
   (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988.


> 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59-1/2, separation from service, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

> The contract may require that the contract holder certify that you are eligible for the distribution.

> If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.


> Participants in Ball State University Alternate Pension Plan--The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may transfer employer account values pursuant to an IRS Revenue Ruling 90-24 transfer, without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value transferred via a 90-24 transfer in a calendar year. This waiver does not apply to a 90-24 transfer of the full employer account value.

> Participants in Texas Optional Retirement Program--You may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

--------------------------------------------------------------------------------

Features of a Systematic Distribution Option

If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.
--------------------------------------------------------------------------------




Loans
--------------------------------------------------------------------------------

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices.


Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.



Systematic Distribution Options
--------------------------------------------------------------------------------

Availability of Systematic Distribution Options. To exercise one of these options, the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or to change the terms for future elections.

Systematic Distribution Options currently available under the contract include the following:


> SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)


> ECO--Estate Conservation Option. ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement.

   Under ECO, the Company calculates the minimum distribution amount required by law at age 70-1/2 (for certain plans, 70-1/2 or retirement, if later) and pays you that amount once a year.
   For certain contracts issued in the state of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed Accumulation Account.


> Other Systematic Distribution Options. Other Systematic Distribution Options may be available from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company's Home Office.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a Systematic Distribution Option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with the terms of the plan.

--------------------------------------------------------------------------------

During the Income Phase

This section provides information about the accumulation phase. For death benefit information applicable to the income phase. See The Income Phase."

--------------------------------------------------------------------------------


Terminating a Systematic Distribution Option. Once you elect a Systematic Distribution Option, except for accounts that are part of 457 plan contracts, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again, nor may any other Systematic Distribution Option be elected, unless the Tax Code permits it.


Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."





Death Benefit
--------------------------------------------------------------------------------
The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

> Under contracts issued in connection with most types of plans except voluntary
  403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).


> Under contracts issued in connection with voluntary 403(b) plans, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.



During the Accumulation Phase

Payment Process


1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable), must provide the Company with proof of death acceptable to us and a payment request in good order.

2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:


> Lump-sum payment;

> Payment under an available income phase payment option. See "The Income
  Phase--Payment Options"; and

> If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (may not be available under all plans). See "Systematic Distribution Options."


The following options are also available under some contracts, however, the Tax Code limits how long the death benefit proceeds may be left in these options:


> Leaving the account value invested in the contract;

> Under some contracts, leaving your account value on deposit in the Company's general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See The Income Phase--Payment Options"

Death Benefit Calculation. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account
(GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.


The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of :


(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA; or

(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.


Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

--------------------------------------------------------------------------------

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase


Annuity Option--Income Phase Payment Option


Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments

--------------------------------------------------------------------------------



The Income Phase
--------------------------------------------------------------------------------

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

> Start date;

> Income Phase Payment option (see the income phase payment options table in this section);

> Income Phase Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed or variable payments;

> Selection of an assumed net investment rate (only if variable payments are elected); and

> Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected, or a combination of subaccounts and fixed interest options. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3-1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract


 30


Overview--Questions?"

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, some contracts will allow you to elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.


Charges Deducted

> If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis. Under some contracts, we may reduce this fee based on certain factors. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase. See "Fees--Mortality and Expense Risk Charge."

> We may also deduct a daily administrative charge from amounts held in the subaccounts. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Home Office.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.


Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.


------------------------------------------------------------------------------------------------------------------------------
                                                Lifetime Income Phase Payment Options
------------------------------------------------------------------------------------------------------------------------------
                       Length of Payments: For as long as the annuitant lives. It is possible that only one payment will
 Life Income           be made should the annuitant die prior to the second payment's due date.
                       Death Benefit--None: All payments end upon the annuitant's death.
------------------------------------------------------------------------------------------------------------------------------
                       Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
 Life Income--         choice of 5-30 years or as otherwise specified in the contract.
 Guaranteed Pay-       Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 ments                 guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
                       Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                       Continuing Payments:
------------------------------------------------------------------------------------------------------------------------------
 Life Income--Two      (a) When you select this option, you choose for 100%, 662/3% or 50% of the payment to con-
 Lives                 tinue after the first death; or
                       (b) 100% of the payment to continue on the second annuitant's death, and 50% of the payment to continue on the annuitant's death.
                       Death Benefit--None: All payments end after the death of both annuitants.
                       Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to
                       30 years, or as otherwise specified in the contract.
------------------------------------------------------------------------------------------------------------------------------
 Life Income--Two      Continuing Payments: 100% of the payment to continue after the first death.
 Lives--Guaranteed     Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed pay-
 Payments              ments have all been paid, we will continue to pay the beneficiary the remaining payments.
                       Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
------------------------------------------------------------------------------------------------------------------------------
 Life Income--Cash     Length of Payments: For as long as the annuitant lives.
 Refund Option         Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump-
 (limited              sum payment equal to the amount originally applied to the payment option (less any premium
 availability--        tax) and less the total amount of fixed income payments paid.
 fixed payment
 only)
------------------------------------------------------------------------------------------------------------------------------
 Life Income--Two      Length of Payments: For as long as either annuitant lives.
 Lives--Cash           Continuing Payment: 100% of the payment to continue after the first death.
 Refund Option         Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum
 (limited              payment equal to the amount applied to the income phase payment option (less any premium
 availability--fixed   tax) and less the total amount of fixed income payments paid.
 payment only)
------------------------------------------------------------------------------------------------------------------------------


                          Table continued [right arrow]

Income phase payment options continued




------------------------------------------------------------------------------------------------------------------------------
                                            Nonlifetime Income Phase Payment Options (1)
------------------------------------------------------------------------------------------------------------------------------
                       Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5
 Nonlifetime--         years. In certain cases a lump-sum payment may be requested at any time (see below).
 Guaranteed            Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Payments              guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-
                       sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
------------------------------------------------------------------------------------------------------------------------------
 Lump-sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed as specified by the contract will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See "Fees--Early Withdrawal
 Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.

 Calculation of Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3-1/2% or 5% assumed net investment rate for variable payments).
------------------------------------------------------------------------------------------------------------------------------

(1) For contracts issued to the State of Montana and Board of Trustees, University of Illinois, the nonlifetime option is available only with fixed income phase payments.

--------------------------------------------------------------------------------

In This Section

I.   Introduction

II.  Your Retirement Plan

III. Withdrawals and other Distributions
     o Taxation of Distributions
     o 10% Penalty Tax
     o Withholding

IV.  Minimum Distribution Requirements
     o 50% Excise Tax

V.   Rules Specific to Certain Plans

     o 457 Plans
     o 403(b) Plans
     o 401(a), 401(k) and 403(a) Plans

     o 415(m) Arrangements
     o Bona Fide Severance Pay Plans

VI. Taxation of the Company


When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
--------------------------------------------------------------------------------


Taxation
--------------------------------------------------------------------------------

I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

> We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

--------------------------------------------------------------------------------
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service.
--------------------------------------------------------------------------------

II. Your Retirement Plan

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which code section applies to your plan.


Plan Types. The contract is designed for use with retirement plans that qualify under code sections 401(a), 401(k), 403(a), 403(b) or 457. A code section 457 plan may be either a 457(b) (eligible) plan or a 457 (f) (ineligible) plan. The contract may also be used with code section 415(m) arrangements. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or 457 also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan, paid or made available to you or a beneficiary). (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.


The Contract and Retirement Plans. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

III. Withdrawals and Other Distributions

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.


We report the taxable portion of all distributions to the IRS.

Taxation of Distributions.

457(b) Plans. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your beneficiary.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.

401(a), 401(k), 403(a) or 403(b) Plans. All distributions from these plans are taxed as received unless:

> The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or


> You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.


Taxation of Death Benefits

In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.


10% Penalty Tax

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k), 403(a) or 403(b) plan, unless certain exceptions, including one or more of the following have occurred:
(a) You have attained age 59-1/2;
(b) You have become disabled, as defined in the Tax Code;
(c) You have died;
(d) You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another plan of the same type or to an IRA in accordance with the terms of the Tax Code;
(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor; or
(g) The distribution is made due to an IRS levy upon your account.


In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

Withholding for Federal Income Tax Liability

Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k), 403(a) or 403(b) Plans. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

457 Plans. All distributions from a 457 plan, except death benefits, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.


Non-resident Aliens. If you or a beneficiary is a non-resident alien and you participate in other than a 457 plan, then any withholding is governed by code section 1441 based on the individual's citizenship, the country of domicile and treaty status.


IV. Minimum Distribution Requirements

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements do not apply to 457(f) plans. These rules may dictate one or more of the following:


> Start date for distributions;

> The time period in which all amounts in your account(s) must be distributed;
  or

> Distribution amounts.


Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later, unless:


> You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70-1/2; or

> Under 403(b) plans, you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.


Time Period. We must pay out distributions from the contract over one of the following time periods:

> Over your life or the joint lives of you and your beneficiary, or


> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

Amount (457(b) Plans Only). Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.


50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefits. The following applies to all plans except 457(f) plans. Different distribution requirements apply if your death occurs:

> After you begin receiving minimum distributions under the contract, or


> Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending upon:


> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, and


> Whether life expectancy was recalculated.


The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.


Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed to the beneficiary by December 31, 2005. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

> Over the life of the beneficiary; or

> Over a period not extending beyond the life expectancy of the beneficiary.


For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.

Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:


> December 31 of the calendar year following the calendar year of your death; or


> December 31 of the calendar year in which you would have attained age 70-1/2.


V. Rules Specific to Certain Plans

457 Plans

Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. The plan may either be a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account.


457(b) Plan. A 457(b) plan is subject to restrictions on contributions and distributions.

457(f) Plan. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

The Contract. We make this contract available to plans subject to code section 457 only if a governmental employer sponsors the plan.

Trust Requirement. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

Contributions Excluded from Gross Income. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For Section 457(b) plan participants, such limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).

Restrictions on Distributions. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70-1/2, (2) when you separate from service with the employer or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

403(b) Plans

Shares of certain of the Funds (DEM Equity Fund and Janus 20 Fund) are also offered for sale to the general public. In order to qualify for favorable tax treatment under Section 403(b), a contract must be considered an "annuity". In Revenue Procedure 99-44, the Internal Revenue Service concluded that it will treat a contract as an "annuity contract" under Section 403(b) notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the employer of the contract holder had instead paid amounts into a qualifying Section 403(b)(7)(A) custodial account rather than an annuity. You should consult with a tax adviser before electing to invest in one of the Funds that are offered for sale to the general public.

Under code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with code section 414(p) or to the Company as collateral for a loan.


Exclusions from Gross Income. In order to be excludable from gross income, total annual contributions made by you and your employer cannot exceed the lesser of the following limits set by the Tax Code.


> The first limit, under code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457.

> The second limit, which is the exclusion allowance under code section 403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans.

These two limits apply to your contributions as well as to any contributions made by your employer on your behalf.


> An additional limit specifically limits your salary reduction contributions to generally no more than $10,500 annually (subject to indexing). Your own limit may be higher or lower, depending upon certain conditions.


Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Restrictions on Distributions. Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:


> Salary reduction contributions made after December 31, 1988;

> Earnings on those contributions; and

> Earnings during such period on amounts held as of December 31, 1988.


Distribution of those amounts may only occur upon your death, attainment of age 59-1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

Transfers from 403(b)(7) Custodial Accounts. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in code section 403(b)(7)(A)(ii).

Taxation of Gains Prior to Distribution. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

401(a), 401(k) and 403(a) Plans

Code sections 401(a), 401(k) and 403(a) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.


Exclusion From Gross Income. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with code section 415. This limit is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under code section 402(g) and any amounts not includible in gross income under code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions under a 401(k) plan to generally no more than $10,500 annually (subject to indexing). Your own limits may be higher or lower, depending upon certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


Restrictions on Distributions. Code section 401(k) restricts distribution from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account if such amounts are included in determining compliance with certain nondiscrimination requirements under the Tax Code.

Subject to the terms of the 401(k) plan, distribution of these restricted amounts may only occur upon: retirement, death, attainment of age 59-1/2, disability, separation from service, financial hardship, termination of the plan in certain circumstances, or, generally, if your employer is a corporation and disposes of substantially all of its assets or disposes of a subsidiary. In addition, income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.


415(m) Arrangements

If you participate in the contract through a qualified governmental excess benefit arrangement, defined in code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to code section 457(b) plans described above, except that the limits described in "Contributions Excluded from Taxable Income" do not apply. If the code section 415(m) arrangement is not designed to meet the requirements of code section 457(b), then the amounts provided under the contract are taxed in accordance with code section 451 and are generally taxable when paid or made available to you.

Bona Fide Severance Pay Plans

If you participate in the contract through certain bona fide severance pay plans, described in code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.

VI. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.



Other Topics
--------------------------------------------------------------------------------
The Company


Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.


We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of Aetna Inc. Through a merger, our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance and annuities.


Our principal executive offices are located at:
       151 Farmington Avenue
       Hartford, Connecticut 06156


Variable Annuity Account C

We established Variable Annuity Account C (the "separate account") in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including


> Standardized average annual total returns; and

> Non-standardized average annual total returns.


We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."


Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.



Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions.

Voting instructions will be solicited by a written communicationat least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.


> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.


> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Distribution

The Company will serve as the principal underwriter for the securities sold under this prospectus. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc.

As principal underwriter, the Company will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. We call these entities "distributors."

We and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer and must be licensed as insurance agents to sell variable annuity contracts

Commission Payments. We may pay commissions to persons who offer and sell the contracts. The maximum percentage amount we ever pay with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. We may also pay renewal commissions on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.


We may reimburse the distributor for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us and are not deducted from payments to your account.


Third Party Compensation Arrangements. Occasionally, we may:


> Pay commissions and fees to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or


> Enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.


In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.


Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the separate account or the Company as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:


(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;
(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or
(c) During any other periods the SEC may by order permit for the protection of investors.


The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts and $1,999 for some contracts issued in New York), this value is not due to negative investment performance, and if no purchase payments have been received within the previous twelve months (thirty-six months under some contracts issued in New York). We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

[OREGON EDUCATION ASSOCIATION CHOICE PERSONAL BENEFIT TRUST ("OEA TRUST")
                          AND THE COMPANY'S AGREEMENT


Under past and current agreements, the OEA Trust exclusively endorses our tax deferred variable annuity and other related investment products for sale to its members. Under the current agreement the OEA Trust agrees to:


> Facilitate Oregon Education Association ("OEA") members' access to the variable annuity and other related investment products; and

> Assist us by providing services such as office space and secretarial/clerical support.


The OEA Trust will provide an employee who:


> Is a registered representative of one of our affiliates;

> Advertises the Company in OEA's newsletter;

> Facilitates and coordinates meetings and workshops where registered representatives of the Company's affiliate present the annuity to OEA members; and

> Acts as a liaison between the Company and OEA members.


In return the Company agrees to:


> Compensate OEA Trust to help it defray the costs incurred in providing the administrative and other support; and

> Reimburse OEA Trust for out-of-pocket travel and meeting expenses of an OEA
  Trust employee who is also a registered representative of the Company's affiliate.

During 1999, the Company paid OEA Trust $300,000 as reimbursement for the costs and services described above. Effective January 1, 2000, the Company will pay the OEA Trust $27,500 each month as reimbursement for the costs and services described above.]

Contents of the Statement of Additional Information

--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the Separate Account and the contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:


General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

  General

  Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of the Company

                                  Appendix I
                        Guaranteed Accumulation Account
--------------------------------------------------------------------------------

The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase. This appendix is only a summary of certain facts about the GAA. Please read the GAA prospectus before investing in this option.

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

> The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into GAA.

> The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.


Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.


Fees and Other Deductions.


> If all or a portion of your account value in GAA is withdrawn, you may incur the following:
  Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus
  Tax Penalties and/or Tax withholding--See "Taxation"
  Early Withdrawal Charge--See "Fees"
  Maintenance Fee--"See Fees"


> We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

> If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

> If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from GAA.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:


> short-term--three years or less; and

> long-term--ten years or less, but greater than three years.


At the end of a guaranteed term, your contract holder or you if permitted may:


> transfer dollars to a new guaranteed term;

> transfer dollars to other available investment options; or

> withdraw dollars.


Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.


Income Phase. GAA cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.


Loans. You cannot take a loan from your account value in GAA. However, we include your account value in GAA when determining the amount of your account value we may distribute as a loan.

Reinvesting amounts withdrawn from GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  Appendix II
                                 Fixed Account
--------------------------------------------------------------------------------

The Fixed Account is an investment option available during the accumulation phase under some contracts. Under some contracts, this option is available to installment purchase plans only. This option is not available in the state of New York under some contracts.


--------------------------------------------------------------------------------

     Additional information about this option may be found in the contract.

--------------------------------------------------------------------------------

Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.


General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.


Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to 6 months or as provided by federal law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
(b) The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

    The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--
Early Withdrawal Charge."


Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at our Home Office. The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying the Home Office at least 30 days before income payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.


Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed Account.

                                 Appendix III
                              Fixed Plus Account
--------------------------------------------------------------------------------

The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.

Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

--------------------------------------------------------------------------------

     Additional information about this option may be found in the contract.

--------------------------------------------------------------------------------


General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the state of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options including, under most contracts, the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.


Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.


Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.


Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder (under some contracts it must be for an unforeseeable emergency), and the following requirements are satisfied:


> The hardship is certified (required under most contracts);

> The partial withdrawal is taken proportionally from each investment option in which the your account invests;

> The amount is paid directly to you; and


> The amount paid for all withdrawals due to hardship during the previous
  12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.


Under some contracts, the percentage limit is also waived if the partial withdrawal is due to separation from service and the following conditions are met:

> The employer certifies you have separated from service;

> The amount withdrawn is paid directly to you; and

> The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your Fixed Plus Account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

> One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months (or, under some contracts, during the prior calendar year);

> One-fourth of the remaining Fixed Plus Account value 12 months later;

> One-third of the remaining Fixed Plus Account value 12 months later;

> One-half of the remaining Fixed Plus Account value 12 months later; and

> The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:


(a) Due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);
(b) Due to your death during the accumulation phase. Some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or
(c) When the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (or, under some contracts, within the prior calendar year).

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:


1. Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:


> The hardship is certified by the employer, and, under some contracts; > The amount is paid directly to you; and

> The amount paid for all withdrawals due to hardship during the previous
  12-month period does not exceed 10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2. For any in-service distributions permitted by the plan and the following conditions are met:

> The distribution has been certified by the employer;
> The amount distributed is paid directly to you; and > The amount paid for all such withdrawals during the previous 12-months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period.

3. Due to your separation from service with the employer, provided that all the following apply*:


> The employer certifies that you have separated from service;
> The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and
> Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.


4. If you are at least age 59-1/2 and have completed nine payment periods

5. If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts).


6. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.


Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office, or under some contracts, as of the January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less ($2,000 or less under some contracts).

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during

-----------------

* Instead of the provisions under number 3 above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:

> The hardship is certified by the employer;
> We receive the withdrawal request within 60 days of the date of separation;
  and
> You pay a 3% charge based on the entire Fixed Plus Account value.

  If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.

the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.


Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See "Purchase--Transfer Credits." The transfer credit is a specified percentage of the assets transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

                                  Appendix IV
                   Employee Appointment of Employer as Agent
                           Under an Annuity Contract
--------------------------------------------------------------------------------

For Plans under Section 403(b), 401 or 403(a) of the Code (except voluntary
                             Section 403(b) Plans)
================================================================================

My employer has adopted a plan under Internal Revenue Code Sections 403(b), 401(a)/401(k) or 403(a) ("Plan") and has purchased an Aetna Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by me through salary reduction to an Employee Account, and by my employer to an Employer Account.

By electing to participate in my employer's Plan, I voluntarily appoint my employer, who is the Contract Holder, as my agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a Participant in the Plan, I understand and agree to the following terms and conditions:

> I own the value of my Employee Account subject to the restrictions of Sections
  403(b), 401(a)/401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b), 401(a)/401(k) or 403(a), I have ownership in the value of my Employer Account.

> I understand that the Company will process transactions only with my employer's written direction to the Company. I agree to be bound by my employer's interpretation of the Plan provisions and its written direction to the Company.

> My employer may permit me to make investment selections under the Employee
  Account and/or the Employer Account directly with the Company under the terms of the Contract. Without my employer's written permission, I will be unable to make any investment selections under the Contract.

> On my behalf, my employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to me. I will be responsible for making repayments directly to the Company in a timely manner.

> In the event of my death, my employer is the named Beneficiary under the terms of the Contract. I have the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with my employer. It is my employer's responsibility to direct the Company to properly pay any death benefits.

                                  Appendix V
                               Fund Descriptions

                         [Will be updated by amendment]
--------------------------------------------------------------------------------


The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

> Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

> Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)


> Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)


> Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the fund is neither insured nor guaranteed by the U.S. Government.(1)

> Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is designed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

> Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

> Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

> Aetna Variable Portfolios, Inc.--Aetna Growth VP seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

> Aetna Variable Portfolios, Inc.--Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB- by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.(1)

> Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)

> Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)

> Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)

> Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the U.S. Aetna International VP will not target any given level of current income.(1)

> Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).(1)

> Aetna Variable Portfolios, Inc.--Aetna Small Company VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)


> Aetna Variable Portfolios, Inc.--Aetna Technology VP


> Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.(1)

> AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.(2)

> AIM V.I. Growth Fund seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.(2)

> AIM V.I. Growth and Income Fund seeks growth of capital with a secondary objective of current income.(2)

> AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.(2)

> Calvert Social Balanced Portfolio is a nondiversified portfolio that seeks to achieve a competitive total return through an actively managed, nondiversified portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria established for the Portfolio.(3)


> DEM Equity Fund (Institutional Shares)Equity-Income Portfolio


> Fidelity Variable Insurance Products Fund (VIP)--
  Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.(4)

> Fidelity Variable Insurance Products Fund (VIP)--
  Growth Portfolio seeks capital appreciation by investing primarily in common stocks of companies the investment adviser believes have above-average growth potential.(4)

> Fidelity Variable Insurance Products Fund (VIP)--
  Overseas Portfolio seeks long-term growth of capital by investing in foreign securities, primarily in common stocks.(4)

> Fidelity Variable Insurance Products Fund II (VIP II)--Contrafund Portfolio seeks long term capital appreciation by investing primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public.(4)


> Janus Twenty Fund

> Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately
  $    million to $   billion.(5)


> Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.(5)

> Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the

  Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk securities, and these may be a big part of the portfolio. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.(5)

> Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established issuers.(5)

> Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.(5)

> Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(6)

> Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities.(7)


> Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.(7)

> Portfolio Partners, Inc.--MFS Capital Opportunities Portfolio (formerly known as Portfolio Partners MFS Value Equity Portfolio) seeks capital appreciation.(8)(a)


> Portfolio Partners, Inc.--MFS Emerging Equities Portfolio seeks long-term growth of capital.(8)(a)


> Portfolio Partners, Inc.--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(8)(a)


> Portfolio Partners, Inc.--Scudder International Growth Portfolio seeks long-term growth of capital.(8)(b)

> Portfolio Partners, Inc.--T. Rowe Price Growth Equity Portfolio seeks long-term capital growth, and, secondarily, increasing dividend income.(8)(c)

Investment Advisers for each of the Funds:


(1) Aeltus Investment Management, Inc.

(2) AIM Advisors, Inc.
(3) Calvert Asset Management Company, Inc.
(4) Fidelity Management & Research Company (adviser)
(5) Janus Capital Corporation
(6) Lexington Management Corporation
     (adviser); Market Systems Research Advisors, Inc. (subadviser)
(7) OppenheimerFunds, Inc.
(8) Aetna Life Insurance and Annuity Company (adviser);
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

      Updated Condensed Financial Information will be filed by Amendment
                                  Appendix VI
                        Condensed Financial Information
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS



Table I--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.40%, 0.45%, and 0.50% ....................................     59
Table II--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.75%, 0.80%, and 0.85% ....................................     62
Table III--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  0.90% and 0.95% ............................................     65
Table IV--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.00% and 1.05% ............................................     68
Table V--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.10% and 1.15% ............................................     72
Table VI--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.20% and Those Issued Since 1996 with Total Separate
  Account Charges of 1.25% ...................................     76
Table VII--For Contracts Issued Under 403(b), 401(a)
  and 401(k) Plans with Total Separate Account Charges of
  1.30% and 1.40% ............................................     79
Table VIII--For Contracts Issued Since 1996 Under 403(b),
  401(a) and 401(k) Plans with Total Separate Account Charges
  of 1.50% ...................................................     82
Table IX--For Contracts Issued Under 403(b) Plans and
  Deferred Compensation Plans with Total Separate Account
  Charges of 1.25% ...........................................     85
Table X--For Multiple Option Contracts Issued to
  San Bernardino County and Macomb County with Total
  Separate Account Charges of 1.25% ..........................     89
Table XI--For Contracts Issued Under 403(b) Plans and
  Deferred Compensation Plans with Total Separate Account
  Charges of 1.50% (including a 0.25% Administrative Expense
  Charge Beginning April 7, 1997) ............................     92
Table XII--For Contracts Containing Limits on Fees Issued
  Under 403(b) Plans and Deferred Compensation Plans .........     95
Table XIII--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On January 15, 1996 ........................................     97
Table XIV--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On May 25, 1996 ............................................    101
Table XV--For Deferred Compensation Contracts with
  Total Separate Account Charges of 0.95% Effective
  On or After December 16, 1996 ..............................    105

                         For Master Applications Only
--------------------------------------------------------------------------------

I hereby acknowledge receipt of an Account C prospectus dated May 1, 2000, as well as all current prospectuses for the funds available under the Contracts.

--- Please send an Account C Statement of Additional Information (Form No. SAI.01107-00) dated May 1, 2000.



--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE



--------------------------------------------------------------------------------
                                     DATE


PROS.01107-00

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


              Statement of Additional Information dated May 1, 2000

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2000. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account C (the "separate account").


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862


Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS


                                                                          Page
General Information and History...........................................
Variable Annuity Account C................................................
Offering and Purchase of Contracts........................................
Performance Data..........................................................
     General..............................................................
     Average Annual Total Return Quotations...............................
Income Phase Payments.....................................................
Sales Material and Advertising............................................
Independent Auditors......................................................
Financial Statements of the Separate Account.............................. S-1
Financial Statements of Aetna Life Insurance and Annuity Company ......... F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1999, the Company and its subsidiary life company had $__ billion invested through its products, including $__ billion in its separate accounts (of which the Company or its subsidiary, Aeltus Investment Management, Inc. oversees the management of $__ billion). The Company is ranked based on assets among the top __% of all U.S. life insurance companies rated by A.M. Best Company as of December 31, 199_. The Company is an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).


Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. (See "Fees" in the prospectus.) We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.475%.


The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.


                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:


o Aetna Ascent VP                                          o Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
o Aetna Balanced VP, Inc.                                  o Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio
o Aetna Income Shares d/b/a Aetna Bond VP                  o Fidelity Variable Insurance Products Fund (VIP II) Contrafund Portfolio
o Aetna Crossroads VP                                      o Janus Twenty Fund(2)
o Aetna Growth VP                                          o Janus Aspen Aggressive Growth Portfolio
o Aetna Variable Fund d/b/a Aetna Growth and Income VP     o Janus Aspen Balanced Portfolio
o Aetna High Yield VP(1)                                   o Janus Aspen Flexible Income Portfolio
o Aetna Index Plus Large Cap VP                            o Janus Aspen Growth Portfolio
o Aetna Index Plus Mid Cap VP                              o Janus Aspen Worldwide Growth Portfolio
o Aetna Index Plus Small Cap VP                            o Lexington Natural Resources Trust(3)
o Aetna International VP                                   o Oppenheimer Global Securities Fund
o Aetna Legacy VP                                          o Oppenheimer Strategic Bond Fund
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP   o Portfolio Partners Inc. (PPI) MFS Capital Opportunities Portfolio
o Aetna Real Estate Securities VP(1)                         formerly known as Value Equity Portfolio
o Aetna Small Company VP                                   o Portfolio Partners Inc. (PPI) MFS Emerging Equities Portfolio
o Aetna Technology VP                                      o Portfolio Partners Inc. (PPI) MFS Research Growth Portfolio
o Aetna Value Opportunity VP                               o Portfolio Partners Inc. (PPI) Scudder International Growth Portfolio
o AIM V.I. Capital Appreciation Fund                       o Portfolio Partners Inc. (PPI) T. Rowe Price Growth Equity Portfolio
o AIM V.I. Growth Fund
o AIM V.I. Growth and Income Fund
o AIM V.I. Value Fund
o Calvert Social Balanced Portfolio
o DEM Equity Fund (Institutional Shares)(2)
o Fidelity Variable Insurance Products Fund (VIP)
  Equity-Income Portfolio

(1) Effective July 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund, except from customers whom standing instructions (e.g., payroll deduction allocations, dollar cost averaging) in effect prior to this date.

(2)  This fund is available to the general public.

(3) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).


A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS


The Company is both the depositor and the principal underwriter for the securities sold under the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA


General

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized total return"), as well as the "non-standardized total return," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the corresponding subaccount of the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, administrative expense charges, maintenance fees and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance reflected the investment performance of the underlying fund plus any cash held by the subaccount.

The non-standardized total return figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of any applicable maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the corresponding subaccount of the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maximum maintenance fee has been deducted for the purposes of calculating the returns.


Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

Average Annual Total Return Quotations - Standardized and Non-Standardized


The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1999 for the subaccounts under the contracts. The standardized returns (Table A) assume the maximum mortality and expense risk charge of 1.50%, administrative expense charge of 0.25%, maximum maintenance fee of $30 and early withdrawal charges corresponding to Schedule I in the prospectus that is based on completed payment periods. The non-standardized returns (Table B) assume the same charges but do not include the early withdrawal charges. We may also advertise returns based on other fee schedules that apply to a particular contract. These fee schedules may result in higher returns than those shown.


For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a)
performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                     TABLE A


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Date
                          SUBACCOUNT                                                                             Contributions
                                                                                STANDARIZED                          First
                                                                                                                    Received
                                                                                                                   Under the
                                                                                                                    Separate
                                                                                                                    Account
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Since
                                                                      1 Year    5 Year   10 Year     Inception*
-------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                                                                    07/05/1995
-------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                                                            04/03/1989
-------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)
-------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                                                                07/05/1995
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                                    05/30/1997
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)
-------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP                                                                                                05/04/1998
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                                                                      10/31/1996
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                                                                        05/04/1998
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                                                                      05/04/1998
-------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                                                                             05/04/1998
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                                                                    07/05/1995
-------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1) (2)
-------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                                                                    05/04/1998
-------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                             05/30/1997
-------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                                         05/30/1997
-------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                                                                  05/31/1989
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                                                               05/31/1994
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                                                      05/31/1994
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                                                    05/31/1994
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                                                               05/31/1995
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                                                            06/30/1994
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                                                                     06/30/1995
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                                                              10/31/1994
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                                       06/30/1995
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                             05/31/1995
-------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                                                                  10/14/1991
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                                              05/04/1998
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                                                                 05/07/1998
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                                                                            11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities Portfolio(3)                                             05/31/1989
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equity Portfolio                                                                                  11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)                                                              09/30/1993
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                                                                                  11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research Growth(3)                                                08/31/1992
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                                                                         11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI Scudder
International Growth(3)                                                                                            07/31/1989
-------------------------------------------------------------------------------------------------------------------------------
PPI T Rowe Price Growth Equity Portfolio                                                                           11/28/1997
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)                                                           10/31/1994
-------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding Table A for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the corresponding subaccount of the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the 7-day period ended December 31, 1999 (on an annualized basis) was ____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund.

                                     TABLE B


----------------------------------------------------------------------------------------------------------------------------
                     SUBACCOUNT                                                                                    Fund
                                                                                                                 Inception
                                                                        NON-STANDARIZED                            Date
----------------------------------------------------------------------------------------------------------------------------
                                                                                                      Since
                                                          1 Year    3 Years    5 Years  10 Years    Inception**
----------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                                                                 07/05/1995
----------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                                                         04/03/1989
----------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP (1)
----------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                                                             07/05/1995
----------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                                 12/13/1996
----------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)
----------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP                                                                                             12/10/1997
----------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                                                                   09/16/1996
----------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                                                                     12/16/1997
----------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                                                                   12/19/1997
----------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                                                                          12/22/1997
----------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                                                                 07/05/1995
----------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1) (2)
----------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                                                                 12/15/1997
----------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                          12/27/1996
----------------------------------------------------------------------------------------------------------------------------
Aetna Technology VP
----------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                                      12/13/1996
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                              05/05/1993
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                                                             0505/1993
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                                                                 05/02/1994
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                                                             05/03/1993
----------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)
----------------------------------------------------------------------------------------------------------------------------
DEM Equity Fund (Institutional Funds)(3)
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                                                            01/03/1995
----------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund(3)
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                                                         09/13/1993
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                                                                  09/13/1993
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Incomes Portfolio                                                                          09/13/1993
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                                    09/13/1993
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                          09/13/1993
----------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                                                               10/14/1991
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                                           11/12/1990
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                                                              05/03/1993
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                                                                         11/27/1997
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
Opportunities Portfolio(4)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equity Portfolio                                                                               11/27/1997
----------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                                                                               11/27/1997
----------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS
Research Growth(4)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                                                                      11/27/1997
----------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI Scudder
International Growth(4)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                                                                       11/27/1997
----------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(4)                                                        01/09/1998
----------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

** Reflects performance from the fund's inception date.

(1) These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the 7-day period ended December 31, 1999 (on an annualized basis) was ____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above the maximum 5% early withdrawal charge is not reflected.

(3) This fund is available to the general public.

(4) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS


When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.


The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:


Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second income phase payment is due.


The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.


                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.


                              INDEPENDENT AUDITORS

___________________, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           [To be filed by Amendment]

Form No. SAI.01107-00                                         ALIAC Ed. May 2000

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------

     (a) Financial Statements:
         (1)      Included in Part A:  *
                  Condensed Financial Information
         (2)      Included in Part B:  *
                  Financial Statements of Variable Annuity Account C:
                  -   Statement of Assets and Liabilities as of December 31,
                      1999
                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1999 and 1998
                  - Condensed Financial Information for the year ended December 31, 1999
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
                  -   Consolidated Balance Sheets as of December 31, 1999 and
                      1998
                  -   Consolidated Statements of Changes in Shareholder's Equity
                      for the years ended December 31, 1999, 1998 and 1997
                  -   Consolidated Statements of Cash Flows for the years ended
                      December 31, 1999, 1998 and 1997
                  -   Notes to Consolidated Financial Statements

*To be filed by amendment.

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (4.1)    Variable Annuity Contract (G-CDA(12/99))
         (4.2)    Variable Annuity Contract Certificate (C-CDA(12/99))
         (4.3)    Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)
         (4.4)    Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)
         (4.5)    Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)

         (4.6)    Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)
         (4.7)    Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)
         (4.8)    Variable Annuity Contract (G-CDA-99(NY))
         (4.9)    Variable Annuity Contract Certificate (C-CDA-99(NY))
         (4.10)   Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and
                  Contract Certificate C-CDA-99(NY)
         (4.11)   Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and
                  Contract Certificate C-CDA-99(NY)
         (4.12)   Variable Annuity Contract (G-CDA(99))
         (4.13)   Variable Annuity Contract Certificate (C-CDA(99))
         (4.14)   Group Combination Annuity Contract (Nonparticipating)
                  (A001RP95)(4)
         (4.15)   Group Combination Annuity Certificate (Nonparticipating)
                  (A007RC95)(4)
         (4.16)   Group Combination Annuity Contract (Nonparticipating)
                  (A020RV95)(4)
         (4.17)   Group Combination Annuity Certificate (Nonparticipating)
                  (A027RV95)(4)
         (4.18)   Variable Annuity Contract (G-CDA-IA(RP))(3)
         (4.19)   Variable Annuity Contract Certificate (GTCC-IA(RP))(5)
         (4.20)   Variable Annuity Contract (G-CDA-IA(RPM/XC))(3)
         (4.21)   Variable Annuity Contract (G-CDA-HF)(6)
         (4.22)   Variable Annuity Contract Certificate (GTCC-HF)(7)
         (4.23)   Variable Annuity Contract Certificate (GDCC-HF)
         (4.24)   Variable Annuity Contract (G-CDA-HD)(8)
         (4.25)   Variable Annuity Contract Certificate (GTCC-HD)(5)
         (4.26)   Variable Annuity Contract Certificate (GDCC-HD)
         (4.27)   Variable Annuity Contract (GID-CDA-HO)(9)
         (4.28)   Variable Annuity Contract (GLID-CDA-HO)(9)
         (4.29)   Variable Annuity Contract (GSD-CDA-HO)(9)
         (4.30)   Variable Annuity Contract (G-CDA-HD(XC))
         (4.31)   Variable Annuity Contract Certificate (GDCC-HO)
         (4.32)   Variable Annuity Contract Certificate (GDCC-HD(XC))
         (4.33)   Variable Annuity Contract Certificate (GTCC-HD(XC))
         (4.34)   Variable Annuity Contract Certificate (GTCC-HO)
         (4.35)   Variable Annuity Contract Certificate (GTCC-96(ORP))
         (4.36)   Variable Annuity Contract (G-CDA-96(ORP))
         (4.37)   Variable Annuity Contract Certificate (GTCC-96(TORP))
         (4.38)   Variable Annuity Contract Certificate (GTCC-IB(ATORP))
         (4.39)   Variable Annuity Contract Certificate (GTCC-IB(AORP))
         (4.40)   Variable Annuity Contract (GST-CDA-HO)(10)
         (4.41)   Variable Annuity Contract (I-CDA-HD)(10)
         (4.42)   Variable Annuity Contract (G-CDA-IB(ATORP))(11)

         (4.43)   Variable Annuity Contract (G-CDA-95(TORP)) and Contract
                  Certificate (GTCC-95(TORP))(11)
         (4.44)   Variable Annuity Contract (G-CDA-IB(AORP))(11)
         (4.45)   Variable Annuity Contract (G-CDA-95(ORP)) and Contract
                  Certificate (GTCC-95(ORP))(11)
         (4.46)   Variable Annuity Contracts (G-CDA-IB(ORP),
                  (G-CDA-IB(TORP))(11)
         (4.47)   Variable Annuity Contract (G-CDA-96(TORP))(12)
         (4.48)   Variable Annuity Contract (IA-CDA-IA)(13)
         (4.49)   Variable Annuity Contract (GIT-CDA-HO)(10)
         (4.50)   Variable Annuity Contract (GLIT-CDA-HO)(10)
         (4.51)   Variable Annuity Contract (I-CDA-98(ORP))(6)
         (4.52)   Endorsement for Exchanged Contract (EINRP95) to Contract
                  A001RP95(4)
         (4.53)   Endorsement for Exchanged Contract (EINRV95) to Contract
                  A020RV95(4)
         (4.54)   Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95(12)
         (4.55)   Endorsement (GET-1 (9/96)) to Contracts A001RP95 and
                  A020RV95(14)
         (4.56)   Endorsement (E1OMNI97) to Contract A001RP95(15)
         (4.57)   Endorsement (E2OMNI97) to Contract A001RP95(15)
         (4.58)   Endorsement (E1FXPL97) to Contract A001RP95(15)
         (4.59)   Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95(6)
         (4.60)   Endorsement (EINRP97) to Contract A001RP95(6)
         (4.61)   Endorsement (EINRV97) to Contract A020RV95(6)
         (4.62)   Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95(6)
         (4.63)   Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95(16)
         (4.64)   Endorsement (EINRV98) to Contract A020RV95(6)
         (4.65)   Endorsement (EINRP98) to Contract A001RP95(6)
         (4.66)   Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,
                  G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD(3)
         (4.67)   Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and
                  GLID-CDA-HO(17)
         (4.68)   Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD
                  and G-CDA-IA(RP)(18)
         (4.69)   Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD,
                  G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates
                  GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95 (19)
         (4.70)   Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP),
                  A001RP95 and A020RV95 and Contract Certificates GTCC-IA(RP),
                  A007RC95 and A027RV95(19)
         (4.71)   Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract
                  Certificate GTCC-HF(20)
         (4.72)   Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
                  GSD-CDA-HO, and GST-CDA-HO(21)

         (4.73)   Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
                  G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF(22)
         (4.74)   Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO
                  and GSD-CDA-HO(22)
         (4.75)   Endorsement (E3KSDC96) to Variable Annuity Contract
                  GLID-CDA-HO(23)
         (4.76)   Endorsement (EMETHO96) to Variable Annuity Contract
                  GLID-CDA-HO(24)
         (4.77)   Endorsement (ENEMHF96) to Variable Annuity Contract
                  G-CDA-HF(24)
         (4.78)   Endorsement (E2ME96) to Variable Annuity Contract
                  GLID-CDA-HO(25)
         (4.79)   Endorsement (GET 9/96) to Variable Annuity Contracts
                  G-CDA-95(TORP) and G-CDA-95(ORP) and Contract Certificates
                  GTCC-95(TORP) and GTCC-95(ORP)(12)
         (4.80)   Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to
                  Contract IA-CDA-IA(26)
         (4.81)   Endorsement (EIHDIASDO) to Contracts I-CDA-HD and
                  IA-CDA-IA(27)
         (4.82)   Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
                  GST-CDA-HO(27)
         (4.83)   Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO
                  and GST-CDA-HO(27)
         (4.84)   Endorsement (EI403-GI-98) to Contract IA-CDA-IA(6)
         (4.85)   Endorsement (E-MMGDB(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA (99) (28)
         (4.86)   Endorsement (E-MMFPEX(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99) (28)
         (4.87)   Endorsement (E-MMLOAN(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)
         (4.88)   Endorsement (E-MMLSWC(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99) (28)
         (4.89)   Endorsement (E-MMTC(5/99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99) (28)
         (4.90)   Endorsement (EGET-99) to Contracts A001RP95, A020RV95,
                  G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD,
                  G-CDA-HD(X), GID-CDA-HO, GLID-CDA-HO, GIT-CDA-HO, GLIT-CDA-HO,
                  GSD-CDA-HO, GST-CDA-HO, I-CDA-HD, I-CDA-HD(XC),
                  G-CDA-IB(ATORP), G,CDA-IB(TORP), G-CDA-IB(AORP),
                  G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP) and Contract
                  Certificates A007RC95, A027RV95, GTCC-IA(RP), GTCC-IA(RPM/XC),
                  GTCC-HF, GTCC-HD, GTCC-HD(XC), and GDCC-HD(XC) (28)
         (4.91)   Variable Annuity Contract Schedule I (A001RP95(1/98))(6)
         (4.92)   Variable Annuity Contract Schedule I (A020RV95(1/98))(6)
         (5.1)    Variable Annuity Contract Application (300-MOP-96)(29)
         (5.2)    Variable Annuity Contract Application (300-GTD-IA)(30)
         (5.3)    Variable Annuity Contract Application (710.00.16H(11/97))(31)

         (5.4)    Variable Annuity Contract Application
                  (710.00.16H(NY)(11/97))(31)
         (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(31)
         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(10)
         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(32)
         (7)      Not applicable
         (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(33)
         (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(33)
         (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(34)
         (8.5)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998
         (8.6) Form of Third Amendment dated _____________, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999
         (8.7) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation

                  Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.8) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(34)
         (8.9) Form of Second Amendment dated _______________, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998
         (8.10) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(35)
         (8.11) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(35)
         (8.12) Form of Fund Participation Agreement dated ____________, 2000 between The Chapman Funds, Inc. and Aetna Life Insurance and Annuity Company
         (8.13) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(10)
         (8.14) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(36)
         (8.15) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(37)
         (8.16) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)

         (8.17) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997 and May 1, 1998
         (8.18) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(10)
         (8.19) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(36)
         (8.20) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(38)
         (8.21) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
         (8.22) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 199 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1, 1998
         (8.23) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(25)
         (8.24) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(36)
         (8.25) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(34)
         (8.26) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(24)
         (8.27) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(34)

         (8.28) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998
         (8.29) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(39)
         (8.30) Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company
         (8.31) Amendment dated January 2, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company
         (8.32) Amendment dated February 24, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995
         (8.33) Third Amendment dated May 1, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as
                  amended on January 2, 1995 and February 24, 1995
         (8.34)   Letter Agreement dated January 1,1996 to Fund Participation
                  Agreement dated May 11, 1994, between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995 and May 1, 1995
         (8.35) Letter Agreement dated February 18, 1999 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995, May 1, 1995 and January 1, 1996
         (8.36) Amendment dated _________-, 2000 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995, May 1, 1995, January 1, 1996, and February 18, 1999
         (8.37) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)
         (8.38) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(40)
         (8.39) First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997
         (8.40) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(40)
         (9)      Opinion and Consent of Counsel*
         (10)     Consent of Independent Auditors*
         (11)     Not applicable

         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(16)
         (14.1)   Powers of Attorney(41)
         (14.2)   Authorization for Signatures(3)

*To be filed by amendment
1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
6. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
11. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 15, 1996.
12. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed on August 6, 1996.
13. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
14. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 22, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.
16. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.
17. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.

18. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 11, 1997.
19. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
22. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.
23. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed on April 22, 1996.
24. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
25. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-88720), as filed on February 21, 1997.
26. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
27. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 11, 1997.
28. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 3, 1999.
29. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 13, 1998.
30. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 19, 1997.
31. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
32. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
33. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
34. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
35. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
36. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
37. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
38. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

39. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
40. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
41. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 25, 1999.

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*                            Positions and Offices with Depositor
----------------                             ------------------------------------
Thomas J. McInerney                          Director and President

Catherine H. Smith                           Director, Chief Financial Officer and Senior
                                             Vice President

Shaun P. Mathews                             Director and Senior Vice President

Deborah Koltenuk                             Vice President, Corporate Controller, and
                                             Assistant Treasurer

Therese M. Squillacote                       Vice President and Chief Compliance Officer

Kirk P. Wickman                              Senior Vice President, General Counsel and
                                             Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
--------------------------------------------------------------------------------

     Incorporated herein by reference to Item 26 of Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

Item 27.      Number of Contract Owners
---------------------------------------

     As of December 31, 1999, there were 592,620 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification
------------------------

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Life Account C of Aenta, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1998:

    (1)                (2)                   (3)                 (4)               (5)

Name of          Net Underwriting      Compensation
Principal        Discounts and         on Redemption         Brokerage
Underwriter      Commissions           or Annuitization      Commissions      Compensation*
-----------      -----------           ----------------      -----------      -------------

Aetna Life                                   $**                                   $**
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

**To be filed by amendment

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16 day of February, 2000.

                                             VARIABLE ANNUITY ACCOUNT C OF AETNA
                                             LIFE INSURANCE AND ANNUITY COMPANY
                                                (Registrant)

                                         By: AETNA LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                                (Depositor)

                                         By: Thomas J. McInerney*
                                             -----------------------------------
                                             Thomas J. McInerney
                                             President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                               Title                                                    Date

Thomas J. McInerney*                    Director and President                            )
-------------------------------------   (principal executive officer)                     )
Thomas J. McInerney                                                                       )
                                                                                          )
Catherine H. Smith*                     Director and Chief Financial Officer              )   February
-------------------------------------                                                     )   16, 2000
Catherine H. Smith                                                                        )
                                                                                          )
Shaun P. Mathews*                       Director                                          )
-------------------------------------                                                     )
Shaun P. Mathews                                                                          )
                                                                                          )
Deborah Koltenuk*                       Vice President, Corporate Controller, and         )
-------------------------------------   Assistant Treasurer                               )
Deborah Koltenuk                                                                          )

By:  /s/ Julie E. Rockmore
     ------------------------------------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.             Exhibit
-----------             -------

99-B.4.1                Variable Annuity Contract (G-CDA(12/99))                                             ------------

99-B.4.2                Variable Annuity Contract Certificate (C-CDA(12/99))                                 ------------

99-B.4.3                Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract Certificate
                        C-CDA(12/99)                                                                         ------------

99-B.4.4                Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and
                        Contract Certificate C-CDA(12/99)                                                    ------------

99-B.4.5                Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and
                        Contract Certificate C-CDA(12/99)                                                    ------------

99-B.4.6                Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract Certificate
                        C-CDA(12/99)                                                                         ------------

99-B.4.7                Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and
                        Contract Certificate C-CDA(12/99)                                                    ------------

99-B.4.8                Variable Annuity Contract (G-CDA-99(NY))                                             ------------

99-B.4.9                Variable Annuity Contract Certificate (C-CDA-99(NY))                                 ------------

99-B.4.10               Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate
                        C-CDA-99(NY)                                                                         ------------

99-B.4.11               Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate
                        C-CDA-99(NY)                                                                         ------------

99-B.4.12               Variable Annuity Contract (G-CDA(99))                                                ------------

99-B.4.13               Variable Annuity Contract Certificate (C-CDA(99))                                    ------------

99-B.4.23               Variable Annuity Contract Certificate (GDCC-HF)                                      ------------

99-B.4.26               Variable Annuity Contract Certificate (GDCC-HD)                                      ------------

99-B.4.30               Variable Annuity Contract (G-CDA-HD(XC))                                             ------------

99-B.4.31               Variable Annuity Contract Certificate (GDCC-HO)                                      ------------

Exhibit No.             Exhibit
----------              -------

99-B.4.32               Variable Annuity Contract Certificate (GDCC-HD(XC))                                  ------------

99-B.4.33               Variable Annuity Contract Certificate (GTCC-HD(XC))                                  ------------

99-B.4.34               Variable Annuity Contract Certificate (GTCC-HO)                                      ------------

99-B.4.35               Variable Annuity Contract Certificate (GTCC-96(ORP))                                 ------------

99-B.4.36               Variable Annuity Contract (G-CDA-96(ORP))                                            ------------

99-B.4.37               Variable Annuity Contract Certificate (GTCC-96(TORP))                                ------------

99-B.4.38               Variable Annuity Contract Certificate (GTCC-IB(ATORP))                               ------------

99-B.4.39               Variable Annuity Contract Certificate (GTCC-IB(AORP))                                ------------

99-B.4.87               Endorsement (E-MMLOAN(99)) to Contract G-CDA(99) and Contract Certificate
                        C-CDA(99)                                                                            ------------

99-B.8.5                Second Amendment dated December 31, 1999 to Fund Participation Agreement by and
                        among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
                        Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
                        Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998
                        and amended on November 9, 1998                                                      ------------

99-B.8.6                Form of Third Amendment dated ___________, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund,
                        Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
                        GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998
                        and amended on November 9, 1998 and December 31, 1999                                ------------

Exhibit No.             Exhibit
-----------             -------

99-B.8.9                Form of Second Amendment dated ___________, 2000 to Service Agreement between
                        Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company
                        in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
                        Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
                        behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its
                        series dated as of May 1, 1998 and November 14, 1998                                 ------------

99-B.8.12               Form of Fund Participation Agreement dated ____________, 2000 between The
                        Chapman Funds, Inc. and Aetna Life Insurance and Annuity Company                     ------------

99-B.8.17               Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between
                        Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
                        Fidelity Distributors Corporation dated February 1, 1994 and amended on December
                        15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
                        1997, November 6, 1997 and May 1, 1998                                               ------------

99-B.8.22               Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between
                        Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II
                        and Fidelity Distributors Corporation dated February 1, 1994 and amended on
                        December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                        1996, May 1, 1997, January 20, 1998 and May 1, 1998                                  ------------

99-B.8.28               Second Amendment dated December 1, 1999 to Fund Participation Agreement among
                        Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus
                        Capital Corporation dated December 8, 1997 and amended on October 12, 1998           ------------

99-B.8.30               Fund Participation Agreement dated May 11, 1994 between Janus Capital
                        Corporation and Aetna Life Insurance and Annuity Company                             ------------

99-B.8.31               Amendment dated January 2, 1995 to Fund Participation Agreement dated May 11,
                        1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity
                        Company                                                                              ------------

Exhibit No.             Exhibit
-----------             -------

99-B.8.32                Amendment dated February 24, 1995 to Fund Participation Agreement dated May 11,
                         1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity
                         Company, as amended on January 2, 1995                                              ------------

99-B.8.33               Third Amendment dated May 1, 1995 to Fund Participation Agreement dated May 11,
                        1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity
                        Company, as amended on January 2, 1995 and February 24, 1995                         ------------

99-B.8.34               Letter Agreement dated January 1,1996 to Fund Participation Agreement dated May
                        11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity
                        Company, as amended on January 2, 1995, February 24, 1995 and May 1, 1995
                                                                                                             ------------

99-B.8.35               Letter Agreement dated February 18, 1999 to Fund Participation Agreement dated
                        May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and
                        Annuity Company, as amended on January 2, 1995, February
                        24, 1995, May 1, 1995 and January 1, 1996
                                                                                                             ------------

99-B.8.36               Amendment dated ____________, 2000 to Fund Participation Agreement dated May 11,
                        1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity
                        Company, as amended on January 2, 1995, February 24,
                        1995, May 1, 1995, January 1, 1996, and February 18,
                        1999
                                                                                                             ------------

99-B.8.39               First Amendment dated December 1, 1999 to Fund Participation Agreement between
                        Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account
                        Funds and Oppenheimer Funds, Inc. dated March 11, 1997                               ------------

99-B.9                  Opinion and Consent of Counsel                                                             *

99-B.10                 Consent of Independent Auditors                                                            *

*To be filed by amendment